Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Composition of Income Tax Expenses
Composition of income tax expenses for the years presented are as follows:

	For the Year Ended December 31,
	2021	2022	2023
Current income tax expenses	25,990	24,731	18,014
Deferred income tax expenses	—	—	18,796

Income tax expenses	25,990	24,731	36,810

Summary of Reconciliations of the Income Tax Expenses
Reconciliations of the income tax expense
s
 computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense
s
of the years presented are as follows:

	For the Year Ended December 31,
	2021	2022	2023

Loss before income tax expense s and share of results of equity method invest e es	(4,837,106)	(9,118,358)	(10,393,705)
Income tax credit computed at the PRC statutory income tax r ate of 25% (i)	(1,209,277)	(2,279,590)	(2,598,426)
Effect of preferential tax rate (ii)	254,061	202,968	29,362
Tax-free income	(25,000)	(14,000)	(33,657)
Effect of change in tax rate	33,454	16,554	(79,401)
Effect of different tax rate of different jurisdictions	(323,601)	322,514	114,036
Effect of additional deduction for qualified R&D expenses	(217,395)	(515,288)	(1,184,717)
Non-deductible expenses	163,980	92,906	(230,127)
Other adjustments (iii)	—	—	(494,696)
Changes in valuation allowance	1,349,768	2,198,667	4,514,436

Income tax expense s	25,990	24,731	36,810

(i)	The PRC statutory income tax rate is used because the majority of the Group’s operations are based in the PRC.
(ii)	The effect of preferential tax rate resulted in a deduction of the income tax credit computed at the PRC statutory income tax rate of 25%.
(iii)	Other adjustments include acquisition of subsidiaries resulted in RMB536,974 of the income tax credit.

Summary of Components of Deferred Tax Assets

	As of December 31,
	2021	2022	2023

Deferred tax assets :
Net operating loss carry-forwards	3,051,082	5,026,589	10,189,606
Government grants	41,565	72,674	41,713
Impairment of long-lived assets	12,239	17,372	29,660
Inventory reserve	7,221	55,397	69,730
Accruals and others	452,612	591,354	457,366
Lease s	—	—	502,799
Valuation allowance	(3,564,719)	(5,763,386)	(10,277,822)

Sub-total	—	—	1,013,052

	As of December 31,
	2021	2022	2023

Deferred tax liabilities :
Lease s	—	—	(509,441)
Acquired intangible assets	—	—	(907,629)

Sub-total	—	—	(1,417,070)

Total deferred tax liabilities, net	—	—	(404,018)

Summary of Movement in Valuation Allowance
Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	For the Year Ended December 31,
	2021	2022	2023
Valuation allowance
Balance at beginning of the year	2,214,951	3,564,719	5,763,386
Additions	1,511,434	2,221,222	3,990,147
Acquisition of subsidiaries	—	—	536,974
Loss utilized and expired	(128,212)	(6,001)	(92,086)
Effect of change in tax rate	(33,454)	(16,554)	79,401

Balance at end of the year	3,564,719	5,763,386	10,277,822

Summary of Tax Loss Carryforwards
The Group has tax losses arising in Mainland China of RMB45,422,967 that will expire in one to ten years for deduction against future taxable profits.

Loss expiring in 2024	823,867
Loss expiring in 2025	1,651,343
Loss expiring in 2026	3,524,998
Loss expiring in 2027	6,477,329
Loss expiring in 2028	19,490,587
Loss expiring in 2029	4,163,914
Loss expiring in 2030	1,354,404
Loss expiring in 2031	1,997,693
Loss expiring in 2032	3,220,655
Loss expiring in 2033	2,718,177

Total	45,422,967

Hong Kong	671,655
Others	562,525

Total	1,234,180